NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Subscription Warrants - BSA Plan (Details) - BSA2021 € / shares in Units, € in Thousands	1 Months Ended
Jul. 31, 2021 EUR (€) shares year € / shares
Disclosure of detailed information of operating income loss [line items]
Number of warrants granted (in shares) | shares	75,250
Exercise price (in euro per share)	€ 3.82
Price of underlying share (euro per share)	€ 3.55
Expected dividends	0.00%
Volatility	55.16%
Expected term | year	2.5
Fair value (in thousands of euros) | €	€ 82